SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Total Intangible Assets	$ 3,167,945	$ 3,186,300
Accumulated Amortization	(236,130)	0
Customer Relationships
Total Intangible Assets	211,000	211,000
Equipment Design Documentation
Total Intangible Assets	2,675,000	2,675,000
Operational Software & Website
Total Intangible Assets	301,275	298,280
Trademarks [Member]
Total Intangible Assets	$ 216,800	$ 0